Investment Strategy - The Alaska Last Frontier Fund	Jun. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund employs a “passive management” - or indexing - investment approach designed to track the performance of the Index.
The Alaska Last Frontier Index
The Index is a rules-based strategy index comprised of U.S. and non-U.S. listed equity securities of companies and MLPs that have exposure to the State of Alaska through their engagement in Alaskan Business Activities (defined below) (“Alaska Companies”), as determined by the index methodology criteria developed by Vident Asset Management (“Vident” or the “Adviser”). The starting universe of eligible companies in the Index consists of companies with market capitalization of at least $100 million (excluding non-traded shares). Companies eligible for inclusion must also meet certain minimum liquidity requirements.
The Index identifies and selects companies for inclusion using criteria designed to evaluate the extent of a company’s business activities connected to Alaska, including involvement in the state’s economic development through state revenue and GDP growth, job creation for Alaskan residents, having a local operational presence and physical assets in the State, and/or playing a role in Alaska’s long-term development. To be eligible for inclusion in the Index, a company must meet one of the following criteria related to its business activities in Alaska: (1) Operational Presence, or (2) Capital Investment, each as defined below (together, “Alaskan Business Activities”). To demonstrate Operational Presence in Alaska, a company must (i) employ full-time or part-time workers within Alaska or (ii) be physically present through the location of its regional headquarters, logistics hubs, retail outlets or other infrastructure in Alaska. To demonstrate Capital Investment, a company must (i) engage in strategic partnerships in Alaska (e.g., collaborations or formal partnerships within Alaska, including those with government entities, private enterprises, or publicly traded companies) or (ii) make fixed asset investments in Alaska (e.g., deployment of capital in mines, ports, pipelines, data centers, or other substantial infrastructure). Such data is collected from, but not limited to, a company’s press releases, public regulatory filings, documents provided by a company’s investment relations department, and other publicly available sources. If a company’s exposure to Alaskan Business Activities is below a minimum threshold, as determined by this criteria, the company will be excluded from the Index.
Eligible companies are weighted according to their market capitalization tier, defined as large-cap for all stocks in the top 70% of the investable universe by market capitalization, mid-cap for the next 20%, and small-cap for the remaining stocks. Upward adjustments to weighting are made programmatically to emphasize companies belonging to sectors that are particularly significant to Alaska’s economy as measured by Alaska’s share of U.S. GDP attributable to that sector. Accordingly, companies belonging to sectors deemed more central to the state’s economic profile, as determined by these criteria, are eligible to receive a higher weighting in the Index.
Index components are selected and weighted based on the above factors, subject to certain adjustments and limitations, including the following constraints: market capitalization, maximum allocation to a single security, minimum allocation to a single security, and minimum liquidity threshold. All Index rules are systematized and rely on data available at the end of each rebalancing period. The Index is reconstituted and rebalanced semi-annually in February and August. As of the date of this Prospectus, the Index had significant exposure to the industrials, consumer discretionary, energy, and materials sectors.
The Index was created by Vident in 2025 for use by the Fund.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests primarily in equity securities of Alaska Companies.
The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the Index, but may, when Vident believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.